Share-based payments - Schedule of Stock Option Transactions (Details)	12 Months Ended
	Mar. 29, 2026 shares $ / shares	Mar. 30, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares
Weighted average exercise price
Options outstanding, beginning balance (in CAD per share) | $ / shares	$ 30.78	$ 33.51
Granted to purchase shares (in CAD per share) | $ / shares	16.79	17.90
Exercised (in CAD per share) | $ / shares	9.18	5.00
Cancelled (in CAD per share) | $ / shares	25.07	34.35
Options outstanding, ending balance (in CAD per share) | $ / shares	$ 28.21	$ 30.78	$ 33.51
Number of shares
Options/RSUs/PSUs outstanding, beginning balance (in shares) | shares	4,757,953	4,608,777
Granted to purchase shares (in shares) | shares	1,205,083	1,005,636
Exercised (in shares) | shares	(56,881)	(115,296)	(64,058)
Cancelled (in shares) | shares	(154,931)	(741,164)
Options/RSUs/PSUs outstanding, ending balance (in shares) | shares	5,751,224	4,757,953	4,608,777